14. Financial assets and liabilities (Details 6) $ in Thousands	Dec. 31, 2017 ARS ($)
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	$ 2,808,596
2018
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	1,753,038
2019
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	535,673
2020
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	295,369
2021
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	221,504
2022
DisclosureOfMaturityAnalysisForCAMMESABorrowingsLineItems [Line Items]
Borrowings from CAMMESA	$ 3,012